Financial Instruments and Risk Management (Details) - Schedule of contractual maturities of financial liabilities - USD ($)	6 Months Ended	12 Months Ended
	Apr. 30, 2023	Oct. 31, 2022
Total [Member]
Financial Instruments and Risk Management (Details) - Schedule of contractual maturities of financial liabilities [Line Items]
Accounts payable and accrued liabilities	$ 805,453	$ 1,396,960
Due to related parties	48,321	206,494
Derivative liability		290,569
Derivative warrants liability	1,795,499
Lease liability	4,941	38,390
Total	2,654,214	1,932,413
Within 1 year [Member]
Financial Instruments and Risk Management (Details) - Schedule of contractual maturities of financial liabilities [Line Items]
Accounts payable and accrued liabilities	805,453	1,396,960
Due to related parties	48,321	206,494
Derivative liability		290,569
Derivative warrants liability	1,795,499
Lease liability	4,941	38,390
Total	2,654,214	1,932,413
Within 2-5 years [Member]
Financial Instruments and Risk Management (Details) - Schedule of contractual maturities of financial liabilities [Line Items]
Accounts payable and accrued liabilities
Due to related parties
Derivative liability
Lease liability
Total